34. SUBSEQUENT EVENTS (Details Narrative) R$ / shares in Units, R$ in Thousands, $ in Thousands	Feb. 22, 2021 BRL (R$)	Feb. 17, 2021 BRL (R$) R$ / shares shares	Jan. 31, 2021 USD ($) shares	Jan. 31, 2021 BRL (R$) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)
Disclosure of non-adjusting events after reporting period [line items]
Statutory reserve						R$ 32,720	R$ 32,720
Debt						R$ 35,370,611
USD
Disclosure of non-adjusting events after reporting period [line items]
Debt | $					$ 24,901,552
Event after reporting period [member]
Disclosure of non-adjusting events after reporting period [line items]
Statutory reserve	R$ 1,500,000
Increase in the capital	R$ 6,040,000
Event after reporting period [member] | CSN Mineracao SA [member]
Disclosure of non-adjusting events after reporting period [line items]
Share capital		R$ 5,430,057,060
Ratio of share split		01:30
Event after reporting period [member] | CSN Mineracao SA [member] | Primary Distribution [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of share issued | shares		161,189,078
Number of share issued, value		R$ 1,370,000
Share price (in R$ per share) | R$ / shares		R$ 8.50
Event after reporting period [member] | CSN Mineracao SA [member] | Secondary Distribution [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of share issued | shares		372,749,743
Number of share issued, value		R$ 2,785,000
Share price (in R$ per share) | R$ / shares		R$ 8.50
Event after reporting period [member] | CSN Mineracao SA [member] | Top of range [member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of additional shares held by the current shareholders		20.00%
Percentage of additional shares held by the majority shareholder		15.00%
Event after reporting period [member] | NCEs [member]
Disclosure of non-adjusting events after reporting period [line items]
Debt amortized				R$ 315,000
Event after reporting period [member] | Export prepayment contracts [member] | USD
Disclosure of non-adjusting events after reporting period [line items]
Debt | $			$ 265,000
Debt maturity year			2022	2022
Debt reprofiling | $			$ 79,000
Debt maturity year postponed			2023	2023
Event after reporting period [member] | Debentures [member]
Disclosure of non-adjusting events after reporting period [line items]
Buy back of debentures, shares | shares			450,000	450,000
Buy back of debentures, value				R$ 391,000
Percentage of buy back of debentures			23.00%	23.00%